Intangible assets (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Costs [Member]
Statement [Line Items]
Amortization charge	$ 2,139	$ 2,571
General And Administrative Expenses [Member]
Statement [Line Items]
Amortization charge	2,671	2,004
Selling Expenses [Member]
Statement [Line Items]
Amortization charge	$ 17	$ 19